Organization and Business Operations (Details Textual) $ / shares in Units, $ / shares in Units, ¥ in Thousands					1 Months Ended							6 Months Ended				12 Months Ended
	Nov. 21, 2017 $ / shares shares	Jul. 06, 2017 shares	Jan. 08, 2016 USD ($)	Jan. 08, 2016 CNY (¥)	Nov. 21, 2017 USD ($) $ / shares shares	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CNY (¥)	Sep. 19, 2014 shares	Dec. 21, 2012 USD ($) $ / shares shares	May 20, 2010 USD ($) shares	May 20, 2010 HKD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	May 26, 2011 HKD ($) $ / shares shares	May 20, 2010 HKD ($) $ / shares	Jun. 15, 2007 USD ($)
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues												$ 1,176,307
Stock Issued During Period, Shares, New Issues | shares	1,798,635				3,858,125
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001				$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.31				$ 1.31
Stock Issued During Period, Value, Issued for Services												$ 872,000				$ 2,418,688
Common Stock Held in Trust									$ 41,600,000
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee, Total																	$ 435,488	$ 1,178,093
Proceeds from Issuance of Common Stock					$ 2,250,000							$ 1,176,307	$ 0	$ 0
Debt Conversion, Converted Instrument, Amount					$ 1,938,530
Convertible Debt [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Face Amount															$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage															6.00%
Debt Instrument, Interest Rate, Increase (Decrease)															15.00%
Jiangsu Delta [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Sale of Stock, Price Per Share | $ / shares																				$ 1.00
Sale of Stock, Consideration Received on Transaction										$ 28,800,000
Sale of Stock, Consideration Received Per Transaction											$ 10,000
Sale of Stock, Number of Shares Issued in Transaction | shares										10,000	10,000
Jiangsu Delta [Member] | Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital																					$ 42,000,000
Jiangsu Delta [Member] | Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital																					$ 28,800,000
Delta Advanced [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares																			$ 1.00
Total Issued Subscription Price										$ 8,800,000										$ 68,640,000
Premium Per Share On Share Issued | $ / shares																				$ 6,863
Additional Shares Issued Through Bonus Shares | shares																			39,990,000
Additional Value Issued Through Bonus Shares																			$ 39,990,000
Jiangsu Logistics [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Sale of Equity Method Investments			$ 1,505,140	¥ 10,000
Jiangsu Zhengxin R and D [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Sale of Equity Method Investments						$ 10,518,189	¥ 64,555
British Virgin Islands Corporation [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								6,060,000
Stock Issued During Period, Shares, Acquisitions | shares								4,560,000
Common Stock, Capital Shares Reserved for Future Issuance | shares								1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Description												Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending December 31, 2016; (c) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $10.6 million for the period starting July 1, 2016 and ending June 30, 2017
Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues												$ 180
Stock Issued During Period, Shares, New Issues | shares												1,798,635
Stock Issued During Period, Shares, Issued for Services | shares												800,000				1,442,827
Stock Issued During Period, Value, Issued for Services												$ 80				$ 144
Stock Cancelled During Period,Shares,Escrow Shares | shares		1,000,000										(1,000,000)
Warrant [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues | shares									4,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												359,727
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, Issued for Services									$ 2,720
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants									$ 3,375,000
Stock Issued During Period, Shares, New Issues | shares									4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.75
IPO [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues									$ 40,000,000
Stock Issued During Period, Shares, New Issues | shares									4,000,000
Shares Issued, Price Per Share | (per share)									$ 10.00										$ 1.00
Additional Shares Issued Through Bonus Shares | shares																			40,000,000
Additional Value Issued Through Bonus Shares																			$ 40,000,000
IPO [Member] | Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares									10.00
IPO [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Under Writers [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares									136,000